Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	May 22, 2017
Document Creation Date	dei_DocumentCreationDate	May 15, 2017